Stock-Based Compensation (Discount Stock Plan) (Details) - Discount Stock Plan shares in Millions	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount to the market price, percentage	85.00%
Measurement performance period, years	1 year
Average 2019 purchase price per share (net of discount) (in dollars per share) | $ / shares	$ 32.50
2019 number of shares purchased by employees (in shares)	0.2
Shares purchased since inception in 1982 (in shares)	23.5
Maximum Number of Authorized Shares	27.0